Shareholder Report, Holdings (Details) - C000005466	Apr. 30, 2025
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MediaTek
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%